Taxation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Effective tax rate	(0.90%)	(0.10%)	5.30%
Tax benefit, CARES Act	$ 2	$ 5
Deferred tax assets, net operating loss carry forwards	330	251
Deferred tax assets not subject to expiration	244	241
Deferred tax assets subject to expiration	86	10
Deferred tax liabilities, intangibles	1	0
Unrecognized tax benefits	85	82	$ 89	$ 132
Accrued interest and penalties	19	19
Interest and penalties expense (benefit)	1	$ 1	$ 7
Unrecognized tax benefits that would have a favorable impact on effective tax rate	85
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss	124
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss	171
Kuwaiti Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss	12
Mexican Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss	95
Mexican Tax Authority | Continuing Operations
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss	49
Mexican Tax Authority | Discontinued Operations
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss	$ 46